Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 65.1	SFr 42.8
Noncash additions of property, plant and equipment	4.6	0.0
Property, plant and equipment	127.2	93.6	SFr 77.2
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7.3	2.4
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions	35.1	15.1
Property, plant and equipment	SFr 71.7	49.6	44.7
Leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 0.9	3.8
Property, plant and equipment	SFr 4.3	6.1	5.3
Useful life measured as period of time, property, plant and equipment	3 years
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 10.7	8.8
Property, plant and equipment	SFr 11.8	9.4	7.5
Useful life measured as period of time, property, plant and equipment	2 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 11.2	7.4
Property, plant and equipment	SFr 24.1	16.5	12.1
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Additions	SFr 7.2	7.7
Property, plant and equipment	SFr 15.4	SFr 11.9	SFr 7.6
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years